Financial Instruments - Long-Term Debt Outstanding Maturities (Details) $ in Millions	Dec. 31, 2016 USD ($)
Disclosure - Financial Instruments - Long-Term Debt Outstanding Maturities [Abstract]
2018	$ 3,567
2019	3,350
2020	360
2021	4,241
After 2021	19,879
Total	$ 31,398